Share-Based Awards Plan	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Awards Plan
20.	SHARE-BASED AWARDS PLAN

Baidu, Inc.
2008 Share Incentive plan
In December 2008, the Company adopted a share incentive plan (the “2008 Plan”), which provides for the granting of share incentives, including incentive share options (“ISOs”), restricted shares and any other form of award pursuant to the 2008 Plan, to members of the board, employees, consultants and non-employees
of the Company. The Company reserved 3,428,777 ordinary shares for issuance under the 2008 Plan, which expired in the year 2018. The vesting schedule, time and condition to exercise options was determined by the compensation committee. The term of the options may not exceed ten years from the date of the grant, except that five years is the maximum term of an ISO granted to an employee who holds more than 10% of the voting power of the Company’s share capital.
Under the 2008 Plan, the exercise price of an option may be amended or adjusted at the discretion of the compensation committee, the determination of which would be final, binding and conclusive. To the extent not prohibited by applicable laws or exchange rules, a downward adjustment of the exercise prices would be effective without the approval of the Company’s shareholders or the approval of the affected grantees. If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.
2018 Share Incentive Plan
In July 2018, the Company adopted a share incentive plan (the “2018 Plan”), which provides for the granting of share incentives, including ISOs, restricted shares and any other form of award pursuant to the 2018 Plan, to members of the board, employees, consultants, and non-employees
of the Company. The 2018 Plan has a
ten-year
term and a maximum number of 3,443,950 Class A ordinary shares available for issuance pursuant to all awards under the 2018 Plan.
Under the 2018 Plan, the exercise price of an option may be amended or adjusted at the discretion of the compensation committee, the determination of which would be final, binding and conclusive. To the extent not prohibited by applicable laws or exchange rules, a downward adjustment of the exercise prices would be effective without the approval of the Company’s shareholders or the approval of the affected grantees. If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market
value of the Company’s ordinary shares on the date of that grant.
Share options
The following table summarizes the option activity for the year ended December 31, 2019:

	Number of shares	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in millions)
Share options
Outstanding, December 31, 2018	225,684	1,751	7	40
Granted	231,152	980
Exercised	(11,849)	221
Forfeited/Cancelled	(71,806)	1,715

Outstanding, December 31, 2019	373,181	1,329	8	72

Vested and expected to vest at December 31, 2019	297,956	1,373	8	53

Exercisable at December 31, 2019	122,933	1,777	5	7

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day in 2019 and the exercise price.
Total intrinsic value of options exercised for the years ended December 31, 2017, 2018 and 2019 was RMB403 million, RMB474 million and RMB77 million (US$11 million), respectively. The total fair value of options vested during the years ended December 31, 2017, 2018 and 2019 was RMB195 million, RMB956 million and RMB216 million (US$31 million), respectively.
Share options are usually subject to vesting schedules
rang
ing from two to four years. As of December 31, 2019, RMB439 million (US$63 million) of unrecognized share-based compensation cost related to share options is expected to be recognized over a weighted-average vesting period of 2.6 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from expectation.
The fair value of each option award was estimated on the date of grant using the Black-Scholes-Merton valuation model. The volatility assumption was estimated based on historical volatility of the Company’s share price applying the guidance provided by ASC 718. Assumptions of the expected term were based on the vesting and contractual terms and employee demographics. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.
The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	For the years ended December 31
	2017	2018	2019
Risk-free interest rate	1.81%~2.08%	2.57%	1.58%~2.49%
Dividend yield	—	—	—
Expected volatility range	35.99%~38.41%	34.47%~35.36%	34.62%~35.14%
Expected life (in years)	4.99~6.01	4.89~6.25	5.83~6.03
In addition, the Company recognizes share-based compensation expense net of estimated forfeiture rate
s
, to recognize compensation cost for shares expected to vest over the service period of the award. Estimated forfeiture rate
s
are
primarily based on historical experience of employee turnover. To the extent the Company revises this estimate in the future, share-based comp
ensation expense
 could be materially impacted in the year of revision, as well as in the following years.
The exercise price of options granted during the years ended December 31, 2017, 2018 and 2019 equaled the market price of the ordinary shares on the grant date. The weighted-average grant-date fair value of options granted during the years ended December 31, 2017, 2018, and 2019 was US$747, US$1,029, and US$384, respectively.
Restricted Shares
Restricted Shares activity for the year ended December 31, 2019 was as follows:

	Number of shares	Weighted average grant date fair value (US$)
Restricted Shares
Unvested, December 31, 2018	791,444	2,060
Granted	1,122,857	1,276
Vested	(300,614)	1,972
Forfeited/Cancelled	(193,633)	1,860

Unvested, December 31, 2019	1,420,054	1,486

The total fair value of the Restricted Shares vested during the years ended December 31, 2017, 2018 and 2019 was RMB2.1 billion, RMB3.4 billion, RMB4.1 billion (US$593 million), respectively. The weighted-average grant-date fair value of the Restricted Shares granted during the years ended December 31, 2017, 2018, and 2019 was US$1,978, US$2,232, and US$1,276, respectively.
As of December 31, 2019, there was RMB7.2 billion (US$1.0
b
illion)

of unrecognized share-based compensation cost related to Restricted Shares, which is expected to be recognized over a weighted-average vesting period of 3.1 years. To the extent the actual forfeiture rate is different from the original estimate, the actual share-based compensation costs related to these awards may be different from expectation. To the extent the
C
ompany revises this estimate in
 the

future, share-based
compensation expense
could be materially impacted in the year of revision, as well as in the following years
.
Subsidiaries-iQIYI
2010 Equity Incentive Plan
In October 2010, iQIYI adopted its 2010 Equity Incentive Plan (the “iQIYI 2010 Plan”), which permits the grant of restricted shares, options and share appreciation rights to the employees, directors, officers and consultants to purchase iQIYI’s ordinary shares. The iQIYI 2010 Plan is valid and effective for a term of ten years commencing from its adoption. Except for service conditions, there were no other vesting conditions for all the awards under the 2010 Plan. As of December 31, 2019, the share option pool under the iQIYI 2010 Plan approved by the Board of Directors of iQIYI was 589,729,714 iQIYI’s ordinary shares. All options granted vest over a four-year period, with 25% of the awards vesting on the first anniversary, and the remaining 75% of the awards vesting on a quarterly basis thereafter.
The following table sets forth the summary of employee option activity under the iQIYI’s 2010 Plan:

	Number of shares	Weighted average exercise price ( US$ )	Weighted average remaining contractual life (Years)	Aggregate intrinsic value ( US$ in millions)
Outstanding, December 31, 2018	380,579,031	0.47	9	630
Granted	94,625,573	0.51
Forfeited	(8,855,266)	0.51
Exercised	(59,436,720)	0.37

Outstanding, December 31, 2019	406,912,618	0.48	7	1,031

Vested and expected to vest at December 31, 2019	385,280,004	0.48	7	977

Exercisable at December 31, 2019	211,537,760	0.45	6	542

As of December 31, 2019, there was RMB2.2 billion (US$314 million)
of
unrecognized share-based compensation cost related to share options granted by iQIYI. That deferred cost is expected to be recognized over a weighted-average vesting period of 2.8 years.
2017 Share Incentive Plan
In November 2017, iQIYI adopted its 2017 Share Incentive Plan (the “iQIYI 2017 Plan”). Under the iQIYI 2017 Plan, iQIYI is authorized to grant options, restricted shares and restricted share units to members of the board, employees, consultants and other individuals for which the maximum aggregate number of ordinary shares which may be issued pursuant to all awards is
720,000
iQIYI’s ordinary shares. The iQIYI
2017
Plan is valid and effective for a term of
ten years
commencing from its adoption. Except for service conditions, there are no other vesting conditions for all the awards issued under the
2017
Plan. As of December
31
,
2019
, the unrecognized share-based compensation cost related to its Restricted Shares is insignificant.
The following table summarizes the total share-based compensation cost recognized by the Group:

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
	(In millions)
Expensed as cost of revenues	183	224	327	47
Expensed as selling, general and administrative	973	1,725	1,768	254
Expensed as research and development	2,088	2,727	3,531	507

	3,244	4,676	5,626	808